Transactions with Related Parties (Details Narrative)					1 Months Ended			3 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	Jun. 11, 2026 shares	Mar. 23, 2026 shares	Dec. 17, 2025 shares	Apr. 29, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2026 USD ($)	May 31, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 AUD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 AUD ($) $ / shares shares	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Purchase of Assets | $
Fair value of shares issued in acquisition | $															1,256,046
Outstanding loans received | $									$ 419,590
Convertible notes | $										$ 1,065,636,015			$ 89,221,502
Chief Revenue Officer [Member]
Related Party Transaction [Line Items]
Interest expense | $								$ 134,000		227,000
Sharon A I Pty Ltd [Member]
Related Party Transaction [Line Items]
Interest expense | $								44,000		44,000
Bare Media Holdings [Member]
Related Party Transaction [Line Items]
Interest expense | $								$ 10,000		12,000
Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares | shares	8,430,784		10,506,472
James Manning [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													70,000	70,000
Fair value of shares issued | $													$ 70,000
Stock Issued During Period, Shares, Purchase of Assets | shares				17,600
Stock Issued During Period, Value, Purchase of Assets | $				$ 390,016
James Manning [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition | shares							49,215
Fair value of shares issued in acquisition | $							$ 1,919,366
James Manning [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													636,248	636,248
Stock Issued During Period, Shares, Purchase of Assets | shares				159,971
James Manning [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage					10.00%	10.00%
Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													70,000	70,000
Fair value of shares issued | $													$ 70,000
Nicholas Hughes Jones [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition | shares							27,478
Fair value of shares issued in acquisition | $							$ 1,071,623
Nicholas Hughes Jones [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													636,248	636,248
Nicholas Hughes Jones [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage					10.00%	10.00%
Andrew Leece [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													70,000	70,000
Fair value of shares issued | $													$ 70,000
Andrew Leece [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition | shares							43,401
Fair value of shares issued in acquisition | $							$ 1,692,639
Andrew Leece [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													636,248	636,248
Andrew Leece [Member] | Common Class A [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition | shares							394,483
Digital Income Fund Pty Ltd [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Purchase of Assets | shares				55,000
Flynt ICS Pty Ltd [Member]
Related Party Transaction [Line Items]
Services expenses paid | $													$ 167,638		$ 92,722.12
Inbocalupo Pty Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes					$ 831,250	$ 1,250,000
Inbocalupo Pty Ltd [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares | shares		90,893
Manning Capital Holdings Pty Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes					465,500	700,000
Strat Capital Pty Ltd A T F Alpha Juliett Trust [Member]
Related Party Transaction [Line Items]
Convertible notes					$ 166,250	$ 250,000
Manning Consulting Agreement [Member] | James Manning [Member]
Related Party Transaction [Line Items]
Annual remuneration										$ 211,000	$ 334,500		$ 211,000	$ 334,500
Conversion rate | (per share)										$ 0.63	$ 1.00		$ 0.63	$ 1.00
Manning Consulting Agreement [Member] | James Manning [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage										10.00%	10.00%		10.00%	10.00%
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Annual remuneration										$ 165,846	$ 236,923		$ 84,294	$ 133,800
Conversion rate | (per share)										$ 0.70	$ 1.00		$ 0.63	$ 1.00
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage										10.00%	10.00%		10.00%	10.00%
Broadfoot Consulting Agreement [Member] | Broadfoot Group Pty Ltd [Member]
Related Party Transaction [Line Items]
Annual remuneration													$ 70,245	$ 111,500
Conversion rate | (per share)													$ 0.63	$ 1.00
Broadfoot Consulting Agreement [Member] | Timothy Broadfoot [Member]
Related Party Transaction [Line Items]
Annual remuneration										$ 165,846	$ 236,923
Conversion rate | (per share)										$ 0.70	$ 1.00